Document and Entity Information	12 Months Ended
Jul. 28, 2011
Risk/Return:
Document Type	Other
Document Period End Date	Jul 19, 2011
Registrant Name	Columbia Funds Series Trust II
Central Index Key	0001352280
Amendment Flag	false
Document Creation Date	Aug 14, 2012
Document Effective Date	Aug 14, 2012
Prospectus Date	Jul 28, 2011

Prospectus Supplement — Aug. 14, 2012 to the Prospectuses, as supplemented, of the following fund:

Fund	Prospectuses Dated
Columbia Flexible Capital Income Fund	July 28, 2011

The following changes are hereby made to the prospectuses of the Fund:

FEES AND EXPENSES OF THE FUND

The fee and expense table in the section entitled “Fees and Expenses of the Fund” is hereby replaced with the following:

Shareholder Fees (fees paid directly from your investment)

	Class A	Class C	Class I, R, W, Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	None	None

Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	1%	1%	None

Annual Fund Operating Expenses(a) (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class I	Class R	Class W	Class Z
Management fees	0.59%	0.59%	0.59%	0.59%	0.59%	0.59%

Distribution and/or service (12b-1) fees	0.25%	1.00%	0.00%	0.50%	0.25%	0.00%

Other expenses	1.02%	1.02%	0.55%	1.02%	1.02%	1.02%

Acquired fund fees and expenses	0.11%	0.11%	0.11%	0.11%	0.11%	0.11%

Total annual fund operating expenses	1.97%	2.72%	1.25%	2.22%	1.97%	1.72%

Less: Fee waiver/expense reimbursement(b)	(0.76%)	(0.76%)	(0.35%)	(0.76%)	(0.76%)	(0.76%)

Total annual fund operating expenses after fee waiver/expense reimbursement(b)	1.21%	1.96%	0.90%	1.46%	1.21%	0.96%

(a)	Expense ratios have been adjusted to reflect current fees.
(b)	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until September 30, 2013, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses will not, subject to applicable exclusions, exceed the annual rates of 1.10% for Class A, 1.85% for Class C, 0.79% for Class I, 1.35% for Class R, 1.10% for Class W and 0.85% for Class Z.

The Example in the section entitled “Fees and Expenses of the Fund” is hereby replaced with the following:

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A (whether or not shares are redeemed)	$691	$1,085	$1,504	$2,666

Class C (if shares are redeemed)	$298	$767	$1,363	$2,974

Class C (if shares are not redeemed)	$198	$767	$1,363	$2,974

Class I (whether or not shares are redeemed)	$92	$361	$651	$1,476

Class R (whether or not shares are redeemed)	$148	$617	$1,113	$2,477

Class W (whether or not shares are redeemed)	$123	$541	$985	$2,219

Class Z (whether or not shares are redeemed)	$98	$465	$856	$1,953

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Columbia Funds Series Trust II
Prospectus Date	rr_ProspectusDate	Jul 28, 2011
Supplement [Text Block]	cfst21_SupplementTextBlock

Prospectus Supplement — Aug. 14, 2012 to the Prospectuses, as supplemented, of the following fund:

Fund	Prospectuses Dated
Columbia Flexible Capital Income Fund	July 28, 2011

The following changes are hereby made to the prospectuses of the Fund:

FEES AND EXPENSES OF THE FUND

The fee and expense table in the section entitled “Fees and Expenses of the Fund” is hereby replaced with the following:

Shareholder Fees (fees paid directly from your investment)

	Class A	Class C	Class I, R, W, Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	None	None

Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	1%	1%	None

Annual Fund Operating Expenses(a) (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class I	Class R	Class W	Class Z
Management fees	0.59%	0.59%	0.59%	0.59%	0.59%	0.59%

Distribution and/or service (12b-1) fees	0.25%	1.00%	0.00%	0.50%	0.25%	0.00%

Other expenses	1.02%	1.02%	0.55%	1.02%	1.02%	1.02%

Acquired fund fees and expenses	0.11%	0.11%	0.11%	0.11%	0.11%	0.11%

Total annual fund operating expenses	1.97%	2.72%	1.25%	2.22%	1.97%	1.72%

Less: Fee waiver/expense reimbursement(b)	(0.76%)	(0.76%)	(0.35%)	(0.76%)	(0.76%)	(0.76%)

Total annual fund operating expenses after fee waiver/expense reimbursement(b)	1.21%	1.96%	0.90%	1.46%	1.21%	0.96%

(a)	Expense ratios have been adjusted to reflect current fees.
(b)	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until September 30, 2013, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses will not, subject to applicable exclusions, exceed the annual rates of 1.10% for Class A, 1.85% for Class C, 0.79% for Class I, 1.35% for Class R, 1.10% for Class W and 0.85% for Class Z.

The Example in the section entitled “Fees and Expenses of the Fund” is hereby replaced with the following:

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A (whether or not shares are redeemed)	$691	$1,085	$1,504	$2,666

Class C (if shares are redeemed)	$298	$767	$1,363	$2,974

Class C (if shares are not redeemed)	$198	$767	$1,363	$2,974

Class I (whether or not shares are redeemed)	$92	$361	$651	$1,476

Class R (whether or not shares are redeemed)	$148	$617	$1,113	$2,477

Class W (whether or not shares are redeemed)	$123	$541	$985	$2,219

Class Z (whether or not shares are redeemed)	$98	$465	$856	$1,953

Columbia Flexible Capital Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfst21_SupplementTextBlock

Prospectus Supplement — Aug. 14, 2012 to the Prospectuses, as supplemented, of the following fund:

Fund	Prospectuses Dated
Columbia Flexible Capital Income Fund	July 28, 2011

The following changes are hereby made to the prospectuses of the Fund:

FEES AND EXPENSES OF THE FUND

The fee and expense table in the section entitled “Fees and Expenses of the Fund” is hereby replaced with the following:

Shareholder Fees (fees paid directly from your investment)

	Class A	Class C	Class I, R, W, Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	None	None

Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	1%	1%	None

Annual Fund Operating Expenses(a) (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class I	Class R	Class W	Class Z
Management fees	0.59%	0.59%	0.59%	0.59%	0.59%	0.59%

Distribution and/or service (12b-1) fees	0.25%	1.00%	0.00%	0.50%	0.25%	0.00%

Other expenses	1.02%	1.02%	0.55%	1.02%	1.02%	1.02%

Acquired fund fees and expenses	0.11%	0.11%	0.11%	0.11%	0.11%	0.11%

Total annual fund operating expenses	1.97%	2.72%	1.25%	2.22%	1.97%	1.72%

Less: Fee waiver/expense reimbursement(b)	(0.76%)	(0.76%)	(0.35%)	(0.76%)	(0.76%)	(0.76%)

Total annual fund operating expenses after fee waiver/expense reimbursement(b)	1.21%	1.96%	0.90%	1.46%	1.21%	0.96%

(a)	Expense ratios have been adjusted to reflect current fees.
(b)	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until September 30, 2013, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses will not, subject to applicable exclusions, exceed the annual rates of 1.10% for Class A, 1.85% for Class C, 0.79% for Class I, 1.35% for Class R, 1.10% for Class W and 0.85% for Class Z.

The Example in the section entitled “Fees and Expenses of the Fund” is hereby replaced with the following:

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A (whether or not shares are redeemed)	$691	$1,085	$1,504	$2,666

Class C (if shares are redeemed)	$298	$767	$1,363	$2,974

Class C (if shares are not redeemed)	$198	$767	$1,363	$2,974

Class I (whether or not shares are redeemed)	$92	$361	$651	$1,476

Class R (whether or not shares are redeemed)	$148	$617	$1,113	$2,477

Class W (whether or not shares are redeemed)	$123	$541	$985	$2,219

Class Z (whether or not shares are redeemed)	$98	$465	$856	$1,953

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2013
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense ratios have been adjusted to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Columbia Flexible Capital Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management fees	rr_ManagementFeesOverAssets	0.59%	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other expenses	rr_OtherExpensesOverAssets	1.02%	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.11%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.97%	[1]
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.76%)	[1],[2]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.21%	[1],[2]
1 year	rr_ExpenseExampleYear01	691
3 years	rr_ExpenseExampleYear03	1,085
5 years	rr_ExpenseExampleYear05	1,504
10 years	rr_ExpenseExampleYear10	2,666
1 year	rr_ExpenseExampleNoRedemptionYear01	691
3 years	rr_ExpenseExampleNoRedemptionYear03	1,085
5 years	rr_ExpenseExampleNoRedemptionYear05	1,504
10 years	rr_ExpenseExampleNoRedemptionYear10	2,666
Columbia Flexible Capital Income Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management fees	rr_ManagementFeesOverAssets	0.59%	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[1]
Other expenses	rr_OtherExpensesOverAssets	1.02%	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.11%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.72%	[1]
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.76%)	[1],[2]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.96%	[1],[2]
1 year	rr_ExpenseExampleYear01	298
3 years	rr_ExpenseExampleYear03	767
5 years	rr_ExpenseExampleYear05	1,363
10 years	rr_ExpenseExampleYear10	2,974
1 year	rr_ExpenseExampleNoRedemptionYear01	198
3 years	rr_ExpenseExampleNoRedemptionYear03	767
5 years	rr_ExpenseExampleNoRedemptionYear05	1,363
10 years	rr_ExpenseExampleNoRedemptionYear10	2,974
Columbia Flexible Capital Income Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.59%	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other expenses	rr_OtherExpensesOverAssets	0.55%	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.11%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.25%	[1]
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.35%)	[1],[2]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.90%	[1],[2]
1 year	rr_ExpenseExampleYear01	92
3 years	rr_ExpenseExampleYear03	361
5 years	rr_ExpenseExampleYear05	651
10 years	rr_ExpenseExampleYear10	1,476
1 year	rr_ExpenseExampleNoRedemptionYear01	92
3 years	rr_ExpenseExampleNoRedemptionYear03	361
5 years	rr_ExpenseExampleNoRedemptionYear05	651
10 years	rr_ExpenseExampleNoRedemptionYear10	1,476
Columbia Flexible Capital Income Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.59%	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[1]
Other expenses	rr_OtherExpensesOverAssets	1.02%	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.11%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.22%	[1]
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.76%)	[1],[2]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.46%	[1],[2]
1 year	rr_ExpenseExampleYear01	148
3 years	rr_ExpenseExampleYear03	617
5 years	rr_ExpenseExampleYear05	1,113
10 years	rr_ExpenseExampleYear10	2,477
1 year	rr_ExpenseExampleNoRedemptionYear01	148
3 years	rr_ExpenseExampleNoRedemptionYear03	617
5 years	rr_ExpenseExampleNoRedemptionYear05	1,113
10 years	rr_ExpenseExampleNoRedemptionYear10	2,477
Columbia Flexible Capital Income Fund | Class W
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.59%	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other expenses	rr_OtherExpensesOverAssets	1.02%	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.11%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.97%	[1]
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.76%)	[1],[2]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.21%	[1],[2]
1 year	rr_ExpenseExampleYear01	123
3 years	rr_ExpenseExampleYear03	541
5 years	rr_ExpenseExampleYear05	985
10 years	rr_ExpenseExampleYear10	2,219
1 year	rr_ExpenseExampleNoRedemptionYear01	123
3 years	rr_ExpenseExampleNoRedemptionYear03	541
5 years	rr_ExpenseExampleNoRedemptionYear05	985
10 years	rr_ExpenseExampleNoRedemptionYear10	2,219
Columbia Flexible Capital Income Fund | Class Z
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.59%	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other expenses	rr_OtherExpensesOverAssets	1.02%	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.11%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.72%	[1]
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.76%)	[1],[2]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.96%	[1],[2]
1 year	rr_ExpenseExampleYear01	98
3 years	rr_ExpenseExampleYear03	465
5 years	rr_ExpenseExampleYear05	856
10 years	rr_ExpenseExampleYear10	1,953
1 year	rr_ExpenseExampleNoRedemptionYear01	98
3 years	rr_ExpenseExampleNoRedemptionYear03	465
5 years	rr_ExpenseExampleNoRedemptionYear05	856
10 years	rr_ExpenseExampleNoRedemptionYear10	1,953

[1]	Expense ratios have been adjusted to reflect current fees.
[2]	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until September 30, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses will not, subject to applicable exclusions, exceed the annual rates of 1.10% for Class A, 1.85% for Class C, 0.79% for Class I, 1.35% for Class R, 1.10% for Class W and 0.85% for Class Z.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Columbia Funds Series Trust II
Prospectus Date	rr_ProspectusDate	Jul 28, 2011
Document Creation Date	dei_DocumentCreationDate	Aug 14, 2012